UNITED STATES
                            SECURITIES AND EXCHANGE
                                  COMMISSION
                                 Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:March 31, 2008

                Check here if Amendment [ ]; Amendment Number:

            This Amendment (Check only one.): [ ] is a restatement,
                        [ ] adds new holdings entries.

      Institutional Investment Manager Filing this Report: Goodwood Inc.

                              NAME: GOODWOOD INC.
                        212 King Street West, Suite 201
                                  Toronto, ON
                                CANADA M5H 1K5

                        Form 13F File Number: 028-12036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Curt Cumming
Title:  Chief Financial Officer
Phone (416) 203-2022

SIGNATURE, PLACE, AND DATE OF SIGNING:


       /s/ Curt Cumming            Toronto, Ontario            May 15, 2008
       --------------------    -----------------------     --------------------
           [Signature]               [City, State]                [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:




FORM 13F SUMMARY PAGE

       Report Summary:

       Number of Other Included Managers:          0

       Form 13F Information Table Entry Total:     10

       Form 13F Information Table Value Total:     US $135,278 (thousands)


List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       N/A


                                                      FORM 13F INFORMATION TABLE

-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
                                                                                                                          VOTING
                                                                                                                        AUTHORITY
                     TITLE OF                       VALUE      SHARES OR      SH/        PUT/   INVESTMENT    OTHER     SOLE/SHARED/
  NAME OF ISSUER      CLASS         CUSIP         (X $1000)     PRN AMT       PRN        CALL   DISCRETION   MANAGERS       NONE
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------

Agilysys Inc.        Common     00847J105          23,349     2,012,839       SH                  Sole                    2,012,839
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Authentic Inc.       Common     052660107           2,349       236,339       SH                  Sole                      236,339
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Career Education
Corp.                Common     141665109           6,296       495,000       SH                  Sole                      495,000
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Cenveo Inc           Common     15670S105          26,701     2,552,700       SH                  Sole                    2,552,700
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
                     Cl A Sub
CHC Helicopter Corp  Vtg        12541C203          12,938       425,600       SH                  Sole                      425,600
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Elizabeth Arden Inc  Common     28660G106           6,288       315,168       SH                  Sole                      315,168
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
E* Trade Financial
Corporation          Common     269246104           2,355       610,000       SH                  Sole                      610,000
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Gaiam Inc.           Class A    36268Q103          26,030     1,502,900       SH                  Sole                    1,502,900
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Great Atlantic &
Pacific Tea Inc      Common     390064103          24,290       926,400       SH                  Sole                      926,400
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
Nova Chemicals Corp  Common     66977W109           4,682       196,300       SH                  Sole                      196,300
-------------------- ---------- -------------- -------------- ---------- ------------- ------- ----------- ----------- -------------
